PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Disclosure of property, plant and equipment

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Cost
Balance, January 1, 2023	$1,563.9	$2,506.8	$1,498.2	$85.4	$5,654.3
Additions	866.5	138.9	56.2	79.7	1,141.3
Changes in asset retirement obligations	—	36.2	—	—	36.2
UJV lease adjustment	(4.0)	—	—	(25.4)	(29.4)
Disposals	(5.5)	—	(11.6)	(0.5)	(17.6)
Transfers within property, plant and equipment	(11.5)	(0.1)	11.8	(0.2)	—
Transfers from exploration and evaluation assets	—	11.1	—	—	11.1
Balance, December 31, 2023	$2,409.4	$2,692.9	$1,554.6	$139.0	$6,795.9
Additions	320.0	253.4	71.0	34.8	679.2
Changes in asset retirement obligations	—	(21.4)	—	—	(21.4)
Disposals/derecognition	—	—	(41.7)	(8.6)	(50.3)
Transfers of Côté Gold Construction in progress	(2,367.1)	1,098.8	1,268.3	—	—
Transfers within property, plant and equipment	(254.7)	96.1	158.9	(0.3)	—
Balance, December 31, 2024	$107.6	$4,119.8	$3,011.1	$164.9	$7,403.4

	Construction in progress	Mining properties	Plant and equipment	Right-of-use assets[1]	Total
Accumulated Depreciation and Impairment
Balance, January 1, 2023	$—	$1,963.1	$1,078.9	$14.3	$3,056.3
Depreciation expense	—	141.4	90.8	22.7	254.9
Disposals	—	—	(11.3)	(0.5)	(11.8)
Transfers within property, plant and equipment	—	(11.5)	11.5	—	—
Balance, December 31, 2023	$—	$2,093.0	$1,169.9	$36.5	$3,299.4
Depreciation expense[2]	—	157.2	116.8	29.0	303.0
Disposals/derecognition	—	—	(40.8)	(7.9)	(48.7)
Net impairment (reversal) charge	—	(371.8)	(46.6)	(1.3)	(419.7)
Balance, December 31, 2024	$—	$1,878.4	$1,199.3	$56.3	$3,134.0
Carrying amount, December 31, 2023	$2,409.4	$599.9	$384.7	$102.5	$3,496.5
Carrying amount, December 31, 2024	$107.6	$2,241.4	$1,811.8	$108.6	$4,269.4
1.Right-of-use assets ("ROU assets") consist of property, plant and equipment related to assets leased and accounted for under IFRS 16.
2.In 2024, the depreciation methodology for the Westwood mine was changed to Units of Production to better represent the Company's realization of the economic benefit of the underlying assets. The change in estimate resulted in an approximately $10 million reduction of depreciation during 2024.